Accounts Receivable - Schedule of Provision for Bad Debts (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Directly identifiable as BIGtoken's	$ 47,000	$ 440,000
Allocated from SRAX, Inc.		10,000
Provision for bad debts	$ 47,000	$ 450,000